Commitments and Contingencies - Schedule of Contractual Commitment (Details) ¥ in Millions, $ in Millions	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Contractual Commitment [Abstract]
Within 1 year	¥ 5.0	$ 0.7	¥ 5.0
1 - 3 years	15.5	2.2	15.5
Contractual commitment	¥ 20.5	$ 2.9	¥ 20.5